Customer and Supplier Concentration - Schedule of Concentration Risk (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [Member] | Customer One [Member]
Concentration risk percentage		29.00%	12.00%	13.00%
Revenue [Member] | Customer Two [Member]
Concentration risk percentage			11.00%	1.00%
Accounts receivable			$ 634,000	$ 162,300
Accounts Receivable [Member] | Customer One [Member]
Accounts receivable		$ 1,017,000	$ 372,000	$ 11,917
Purchases [Member] | Vendor One [Member]
Concentration risk percentage		40.00%	37.00%	2.00%
Accounts payable			$ (61,000)	$ (229,000)
Purchases [Member] | Vendor Two [Member]
Concentration risk percentage		28.00% [1]	34.00%	32.00%
Accounts payable			$ 4,325,000	$ 3,618,000
Purchases [Member] | Vendor Three [Member]
Concentration risk percentage		16.00%
Accounts payable		$ (888,000)
Accounts Payable [Member] | Vendor One [Member]
Accounts payable		(343,000)
Accounts Payable [Member] | Vendor Two [Member]
Accounts payable	[1]	$ 4,871,000

[1]	EDI, a related party. See note 13.